Share capital, additional paid-in capital, share premium and other reserves (Details)	Dec. 31, 2022 item Vote / shares € / shares
Share capital
Number of classes of shares | item	2
Ordinary Class A shares
Share capital
Number of votes per share | Vote / shares	10
Nominal value per share | € / shares	€ 0.0005
Ordinary Class B shares
Share capital
Number of votes per share | Vote / shares	1
Nominal value per share | € / shares	€ 0.0005